Cover	Nov. 02, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2021
Entity File Number	0-14237
Entity Registrant Name	First United Corporation
Entity Central Index Key	0000763907
Entity Tax Identification Number	52-1380770
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	19 South Second Street
Entity Address, City or Town	Oakland
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21550
City Area Code	301
Local Phone Number	334-9471
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FUNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false